Disposals and impairment (Tables)	12 Months Ended
Dec. 31, 2020
Impairment Of Assets [Abstract]
Summary of amounts recognized in the income statement in respect of disposals and impairments
The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2020	2019	2018
Gains on sale of businesses and fixed assets
Upstream	360	143	437
Downstream	2,320	50	15
Other businesses and corporate	194	—	4
	2,874	193	456

			$ million
	2020	2019	2018
Losses on sale of businesses and fixed assets, and closures
Upstream	383	415	707
Downstream	296	57	59
Other businesses and corporate	2	887	11
	681	1,359	777
Impairment losses
Upstream	12,917	6,752	400
Downstream	840	65	12
Other businesses and corporate	32	30	254
	13,789	6,847	666
Impairment reversals
Upstream	(86)	(131)	(580)
Downstream	—	—	(2)
Other businesses and corporate	(3)	—	(1)
	(89)	(131)	(583)
Impairment and losses on sale of businesses and fixed assets, and closures	14,381	8,075	860

Summary of disposal proceeds and principal gains and losses on disposals by segment
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2020	2019	2018
Proceeds from disposals of fixed assets	491	500	940
Proceeds from disposals of businesses, net of cash disposed	4,989	1,701	1,911
	5,480	2,201	2,851
By business
Upstream	1,175	2,048	2,145
Downstream	3,959	152	120
Other businesses and corporate	346	1	586
	5,480	2,201	2,851

Summary financial information relating to the sale of business

						$ million
				2020	2019	2018
	Alaska	Petrochemicals	Other	Total
Non-current assets	5,143	2,592	1,357	9,092	1,653	3,274
Current assets	693	846	—	1,539	507	173
Non-current liabilities	(923)	(178)	(538)	(1,639)	(257)	(250)
Current liabilities	(344)	(425)	(13)	(782)	(108)	(97)
Total carrying amount of net assets disposed	4,569	2,835	806	8,210	1,795	3,100
Recycling of foreign exchange on disposal	—	(331)	3	(328)	880	—
Costs on disposal	(6)	(25)	44	13	190	3
	4,563	2,479	853	7,895	2,865	3,103
Gains (losses) on sale of businesses	260	2,414	(104)	2,570	(1,190)	(221)
Total consideration	4,823	4,893	749	10,465	1,675	2,882
Non-cash consideration	(219)	—	—	(219)	(938)	(282)
Consideration received (receivable)[a]	(4,257)	(1,005)	5	(5,257)	964	(689)
Proceeds from the sale of businesses, net of cash disposed[b]	347	3,888	754	4,989	1,701	1,911
[a] In 2019 $633 million relates to deposits received in advance of the disposal of our Alaska business and certain assets in our BPX business.
[b] Proceeds are stated net of cash and cash equivalents disposed of $101 million (2019 $30 million and 2018 $15 million).